Retirement benefits - Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Equities and growth funds	$ 226.3	$ 192.2
Government bonds	49.9	44.3
Corporate bonds	91.0	80.5
Cash	0.3	(0.1)
Total market value of assets	367.5	316.9
Present value of plan liabilities	(422.8)	(383.4)
Deficit in the plans	(55.3)	(66.5)
Related deferred income tax assets	10.9	14.6
Net pension liabilities	(44.4)	(51.9)
U.K.
Disclosure of fair value of plan assets [line items]
Equities and growth funds	203.4	171.6
Government bonds	49.9	44.3
Corporate bonds	72.7	64.5
Cash	0.3	(0.1)
Total market value of assets	326.3	280.3
Present value of plan liabilities	(369.7)	(334.8)
Deficit in the plans	(43.4)	(54.5)
Related deferred income tax assets	7.8	10.2
Net pension liabilities	(35.6)	(44.3)
Non-U.K.
Disclosure of fair value of plan assets [line items]
Equities and growth funds	22.9	20.6
Government bonds	0.0	0.0
Corporate bonds	18.3	16.0
Cash	0.0	0.0
Total market value of assets	41.2	36.6
Present value of plan liabilities	(53.1)	(48.6)
Deficit in the plans	(11.9)	(12.0)
Related deferred income tax assets	3.1	4.4
Net pension liabilities	$ (8.8)	$ (7.6)